Investments in Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2024
Investments in unconsolidated joint ventures [Abstract]
Investments in unconsolidated joint ventures
16.	Investments in Unconsolidated Joint Ventures

2020 Joint Venture

On April 24, 2020 the Company acquired from a company affiliated with Mr. Evangelos J. Pistiolis, or the MR Seller, a 50% interest in two vessel owning companies (California 19 Inc. and California 20 Inc.) that owned two scrubber-fitted 50,000 dwt eco MR product tankers, M/T Eco Yosemite Park and M/T Eco Joshua Park respectively for $27,000, representing the Company’s share of interest in the fair value of the net assets acquired. Both vessels were delivered in March 2020 to the MR Seller from Hyundai Mipo shipyard of South Korea. The MR Seller had already entered into two joint venture agreements, for the two vessels, each with an equal ownership interest of 50%, with Just-C Limited, a wholly owned subsidiary of Gunvor Group Ltd (the other 50% owner). The abovementioned acquisition was approved by a special committee of the Company’s board of directors (the “JV Special Committee”), of which all of the directors were independent and for which the JV Special Committee obtained a fairness opinion relating to the consideration of the transaction from an independent financial advisor.

Out of the purchase price of $27,000, $1,646 and $1,654 were recognized as excess of the purchase price over the underlying net book value (“Basis Differences”) for California 19 Inc. and California 20 Inc. respectively, attributed to the value assigned to the attached time charter. These Basis Differences are amortized over the duration of the firm period of the charter (5 years) and their amortization is included as a reduction in Equity gain/(loss) in unconsolidated joint ventures. Furthermore $1,963 and $1,963 were also recognized as Basis Differences for California 19 Inc. and California 20 Inc. respectively, attributed to the fair market value over the carrying value of the vessels. These Basis Differences are amortized over the useful life of the vessels (25 years) and their amortization is also included as a reduction in Equity gain/(loss) in unconsolidated joint ventures.

On March 12, 2020, California 19 Inc. together with California 20 Inc. entered into a loan agreement with Alpha Bank for a senior debt facility of $37,660 ($18,830 for each vessel, the “JV Alpha Facility”). The loan had a term of five years and was payable on maturity via a balloon payment of $18,830 per vessel. The credit facility bore interest at LIBOR plus a margin of 3.00%. The facility carried customary covenants and restrictions, including the covenant that during the life of the facility, the market value of the vessels should have been at least 200% of the facility outstanding and any shortfall should have been covered by partial prepayments. Vessels were to be valued three times per year, every March, July and December. Provided that there was no breach of the above-mentioned covenant and no event of default occurred and was continuing or would occur if such dividend distribution would take place, California 19 Inc. and California 20 Inc. could distribute dividends, without any consent from Alpha Bank. The loans were guaranteed by the Company in their entirety and that guarantee was not limited to the Company’s share of the net assets of California 19 Inc. and California 20 Inc (see Note 8). On April 22, 2021 California 19 Inc. and California 20 Inc. prepaid $330 each to reduce each of the outstanding loans to $18,500.

On September 27, 2024 California 19 Inc. and California 20 Inc. refinanced the JV Alpha Facility with the same bank (Alpha Bank) and increased the loan to $30,000 per vessel. The refinanced credit facility is repayable in 28 consecutive quarterly installments of $500 per vessel, commencing three months from draw down, and a balloon payment of $16,000 per vessel payable together with the last installment. The facility contains the same covenants as the JV Alpha Facility except for the asset cover ratio that has been reduced to 125%. Finally, the margin of the refinanced facility was lowered to 2.20% from 3.00% and the facility’s variable rate was switched from LIBOR to Term SOFR. The refinanced facility continues to be guaranteed by the Company in its entirety and that guarantee is not limited to the Company’s share of the net assets of California 19 Inc. and California 20 Inc.

Each of the two product tankers are on time charters that commenced in March 2020 with Clearlake Shipping Pte Ltd, a subsidiary of Gunvor Group Ltd for a firm term of five years plus two additional optional years. On July 17, 2024 California 19 Inc. and California 20 Inc. entered into agreements with their current charterer to extend their time charter employment at higher rates. Specifically, both vessels commences a 7-year time charter on August 1, 2024 at a gross daily hire rate of $19,500. All other terms will remain as per the current time charter contracts including the terms of an option of the charterers to extend each time charter for two additional years.

The Company’s exposure is limited to its share of the net assets of California 19 Inc. and California 20 Inc., proportionate to its 50% equity interest in these companies. Generally, the Company will share the profits and losses, cash flows and other matters relating to its investments in California 19 Inc. and California 20 Inc. in accordance with its ownership percentage. The vessels are managed by Central Mare, pursuant to management agreements. The Company accounts for investments in joint ventures using the equity method since it has joint control over the investment.

California 19 Inc. and California 20 Inc. made the following disbursements to the Company in 2022, 2023 and 2024:

	December 31, 2022		December 31, 2023		December 31, 2024
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Total disbursements	1,475	1,475	1,260	1,260	5,870	5,870

Recognition of Equity gain/(loss) in unconsolidated joint ventures of the 2020 Joint Venture for the years ended December 31, 2022, 2023 and 2024 are summarized below:

	December 31, 2022		December 31, 2023		December 31, 2024
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Net profit attributable to the Company	725	738	399	400	509	467
Amortization of Basis Differences	(408)	(409)	(408)	(409)	(408)	(409)
Equity gains in unconsolidated joint ventures	317	329	(9)	(9)	101	58